Interest expense (Tables)	6 Months Ended
Jun. 30, 2026
Interest Expense [Abstract]
Schedule of Interest Expense

		Six Months Ended June 30,
	Note	2026	2025
		$	$
Interest accretion on lease liabilities	18	114,097	26,954
Debenture interest	19	5,343,738	4,851,367
Other interest expenses		-	1,522
Total interest expense		5,457,835	4,879,843